Additional Details Concerning Income Statement (Details) ₪ in Thousands, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 ILS (₪) shares		Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 ILS (₪) shares
General and administrative expenses:
Wages and benefits		₪ 3,618		₪ 4,372			₪ 3,744
Stock-based compensation expenses		316		325			27
Depreciation and amortization		11		12			19
Directors fee and directors and officers insurance		1,620		1,313			1,084
Professional expenses		4,839		5,521			2,326
Other		1,536		3,181			3,121
Total		(11,940)	$ (3,186)	(14,723)	[1]		(10,003)	[1]
Financial expenses:
Interest and CPI linkage on borrowings		47,105		60,166			59,786
Interest and CPI linkage on institutions | $						$ 5,122
Loss (gain) from buy back of notes (see Note 11b2)		4,881					(2,319)
Realization of capital reserves		2,012
Other financial expenses (income)		1,716		(952)			2,815
Total		55,716	14,867	69,457	[1]		60,280	[1]
Financial income:
Interest on deposits, receivables and loans		1,762		168
Other financial income		39		1,552			2,318
Total		1,801		1,720			2,318
The earnings and weighted average number of Ordinary shares used in the calculation of the basic earning per share are as follows:
Profit (loss) from continuing operations		41,910	11,182	(105,331)	[1]		(113,642)	[1]
Profit (loss) from discontinued operation		₪ (559,743)	$ (149,344)	₪ (232,703)	[1]		₪ (81,188)	[1]
Weighted average number of shares used in computing basic earnings per share (thousands) | shares	[2]	9,191	9,191	9,191		9,191	9,191

[1]	Reclassified (discontinued operations). Refer to Note 19.
[2]	The earnings used in the calculation of all diluted earnings per share are same as those for the equivalent basic earnings per share measures.